INVESTMENTS - Sale and/or Maturity of Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Gross gains	$ 14	$ 3	$ 5
Gross losses	(12)	(10)	(136)
Proceeds	$ 709	$ 361	$ 1,498